Loans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,533	$ 1,515
Provision for loan losses	185	242
Loans charged off	(240)	(231)
Recoveries	98	7
Balance at end of year	1,576	1,533
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	773	862
Provision for loan losses	164	132
Loans charged off	(240)	(226)
Recoveries	98	5
Balance at end of year	795	773
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	243	192
Provision for loan losses	(18)	51
Loans charged off
Recoveries
Balance at end of year	225	243
Residential real estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	6	5
Provision for loan losses	2	1
Loans charged off
Recoveries
Balance at end of year	8	6
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	4	2
Provision for loan losses	(3)	2
Loans charged off
Recoveries
Balance at end of year	1	4
Nonresidential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	270	217
Provision for loan losses	51	53
Loans charged off
Recoveries
Balance at end of year	321	270
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	9	3
Provision for loan losses	(3)	6
Loans charged off
Recoveries
Balance at end of year	6	9
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	4	4
Provision for loan losses	(1)
Loans charged off
Recoveries
Balance at end of year	3	4
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	17	11
Provision for loan losses	(4)	6
Loans charged off
Recoveries
Balance at end of year	13	17
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	1	1
Provision for loan losses		3
Loans charged off		(5)
Recoveries		2
Balance at end of year	1	1
Unallocated [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	200	200
Provision for loan losses
Loans charged off
Recoveries
Balance at end of year	200	200
Commercials and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	6	18
Provision for loan losses	(3)	(12)
Loans charged off
Recoveries
Balance at end of year	$ 3	$ 6